Supplemental cash flow information	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Supplemental cash flow information	34. Supplemental cash flow information “Other, net” in cash flows from investing activities includes a net increase in time deposits of ¥1,700,254 million for the year ended March 31, 2021.